Average Annual Total Returns	12 Months Ended	72 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AMRAX
Prospectus [Line Items]
Average Annual Return, Percent	9.39%	7.95%	6.31%
AMRBX
Prospectus [Line Items]
Average Annual Return, Percent	9.79%	6.77%	7.38%
AMRCX
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	8.39%	8.29%
AMRGX
Prospectus [Line Items]
Average Annual Return, Percent	9.88%	8.40%	6.69%
AMRGX | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.41%	6.72%	7.78%
AMRGX | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	6.57%	7.19%